AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks - 99.3%
Communication Services - 0.9%
Telkom Indonesia Persero Tbk PT (Indonesia)	26,553,197	$5,044,765
Consumer Discretionary - 7.7%
BYD Co., Ltd., Class H (China)	421,590	12,520,735
KB Home (United States)	136,522	9,581,114
LKQ Corp. (United States)	109,633	4,559,637
Shimano, Inc. (Japan)	38,000	5,872,666
TopBuild Corp. (United States)*	28,606	11,021,034

Total Consumer Discretionary		43,555,186
Consumer Staples - 3.6%
McCormick & Co., Inc., Non-Voting Shares (United States)	92,010	6,527,189
Sprouts Farmers Market, Inc. (United States)*	164,907	13,796,120

Total Consumer Staples		20,323,309
Financials - 17.1%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	821,767	11,603,350
The Charles Schwab Corp. (United States)	177,755	13,098,766
Chubb, Ltd. (Switzerland)	49,260	12,565,241
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	265,321	7,853,502
Hannover Rueck SE (Germany)	35,468	8,978,310
HDFC Bank, Ltd., ADR (India)	93,667	6,025,598
Macquarie Group, Ltd. (Australia)	82,987	11,292,155
ORIX Corp. (Japan)	684,650	15,174,502
PayPal Holdings, Inc. (United States)*	93,710	5,437,991
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	4,616,658

Total Financials		96,646,073
Health Care - 13.5%
Agilent Technologies, Inc. (United States)	79,229	10,270,455
Biogen, Inc. (United States)*	30,536	7,078,856
CSL, Ltd. (Australia)	41,992	8,234,517
Danaher Corp. (United States)	41,209	10,296,069
Edwards Lifesciences Corp. (United States)*	107,698	9,948,064
Gilead Sciences, Inc. (United States)	120,165	8,244,521
Hologic, Inc. (United States)*	140,888	10,460,934
Regeneron Pharmaceuticals, Inc. (United States)*	10,950	11,508,778

Total Health Care		76,042,194
Industrials - 24.7%
Ashtead Group PLC (United Kingdom)	105,572	7,038,877
The AZEK Co., Inc. (United States)*	200,286	8,438,049
Carrier Global Corp. (United States)	91,457	5,769,108
	Shares	Value

Industrie De Nora S.P.A. (Italy)[1]	568,767	$6,829,808
Kurita Water Industries, Ltd. (Japan)	233,100	9,904,882
Prysmian SpA (Italy)	202,306	12,489,763
RELX PLC (United Kingdom)	286,512	13,127,662
Rexel, S.A. (France)	341,751	8,840,604
Schneider Electric SE (France)*	57,975	13,899,255
Sociedad Quimica y Minera de Chile, S.A., Sponsored ADR (Chile)[1]	176,777	7,203,663
TOMRA Systems A.S.A. (Norway)	409,410	4,880,428
Vertiv Holdings Co., Class A (United States)	89,876	7,780,565
Vestas Wind Systems A/S (Denmark)*	247,026	5,728,030
Westinghouse Air Brake Technologies Corp. (United States)	82,864	13,096,655
Xylem, Inc. (United States)	106,457	14,438,763

Total Industrials		139,466,112
Information Technology - 19.6%
Adobe, Inc. (United States)*	20,544	11,413,014
Akamai Technologies, Inc. (United States)*	105,675	9,519,204
Applied Materials, Inc. (United States)	56,546	13,344,290
Enphase Energy, Inc. (United States)*	36,776	3,666,935
First Solar, Inc. (United States)*	32,043	7,224,415
Infineon Technologies AG (Germany)	155,067	5,691,006
Intuit, Inc. (United States)	23,972	15,754,638
Keyence Corp. (Japan)	10,000	4,376,782
Micron Technology, Inc. (United States)	88,234	11,605,418
salesforce.com, Inc. (United States)	55,739	14,330,497
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	78,116	13,577,342

Total Information Technology		110,503,541
Materials - 7.0%
Borregaard A.S.A. (Norway)	587,359	10,584,235
DSM-Firmenich AG (Switzerland)	45,689	5,144,817
Ecolab, Inc. (United States)	55,160	13,128,080
Westrock Co. (United States)	215,370	10,824,496

Total Materials		39,681,628
Real Estate - 1.7%
Weyerhaeuser Co., REIT (United States)	346,983	9,850,847
Utilities - 3.5%
American Water Works Co., Inc. (United States)	108,770	14,048,733
Veolia Environnement SA (France)	183,852	5,506,892

Total Utilities		19,555,625

Total Common Stocks (Cost $520,253,580)		560,669,280

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 4.0%
Joint Repurchase Agreements - 3.5%[2]
ASL Capital Markets, Inc., dated 06/28/24, due 07/01/24, 5.430% total to be received $4,578,013 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.000%, 06/01/30 - 07/15/59, totaling $4,667,461)	$4,575,942	$4,575,942
Bethesda Securities LLC, dated 06/28/24, due 07/01/24, 5.450% total to be received $4,943,241 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.070%, 10/01/27 - 01/01/57, totaling $5,039,817)	4,940,997	4,940,997
CF Secured LLC, dated 06/28/24, due 07/01/24, 5.430% total to be received $4,943,233 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.500%, 04/30/27 - 04/20/72, totaling $5,039,817)	4,940,997	4,940,997
Santander U.S. Capital Markets LLC, dated 06/28/24, due 07/01/24, 5.390% total to be received $507,026 (collateralized by various U.S. Government Agency Obligations, 0.010% - 6.833%, 09/25/28 - 03/20/71, totaling $516,934)	506,798	506,798
	Principal Amount	Value

State of Wisconsin Investment Board, dated 06/28/24, due 07/01/24, 5.450% total to be received $4,802,180 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 10/15/25 - 02/15/53, totaling $4,886,639)	$4,800,000	$4,800,000

Total Joint Repurchase Agreements		19,764,734

	Shares
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%[3]	1,134,004	1,134,004
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	1,701,006	1,701,006

Total Other Investment Companies		2,835,010

Total Short-Term Investments (Cost $22,599,744)		22,599,744
Total Investments - 103.3% (Cost $542,853,324)		583,269,024
Other Assets, less Liabilities - (3.3)%		(18,476,668)
Net Assets - 100.0%		$564,792,356

*	Non-income producing security.
[1]	Some of these securities, amounting to $19,995,521 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$56,726,803	$82,739,309	—	$139,466,112
Information Technology	100,435,753	10,067,788	—	110,503,541
Financials	56,584,448	40,061,625	—	96,646,073
Health Care	67,807,677	8,234,517	—	76,042,194
Consumer Discretionary	25,161,785	18,393,401	—	43,555,186
Materials	34,536,811	5,144,817	—	39,681,628
Consumer Staples	20,323,309	—	—	20,323,309
Utilities	14,048,733	5,506,892	—	19,555,625
Real Estate	9,850,847	—	—	9,850,847
Communication Services	—	5,044,765	—	5,044,765
Short-Term Investments
Joint Repurchase Agreements	—	19,764,734	—	19,764,734
Other Investment Companies	2,835,010	—	—	2,835,010
Total Investments in Securities	$388,311,176	$194,957,848	—	$583,269,024

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at June 30, 2024, was as follows:
Country	% of Long-Term Investments
Australia	3.5
Chile	1.3
China	3.0
Denmark	1.0
France	5.0
Germany	2.6
India	1.1
Indonesia	3.0
Italy	3.4
Country	% of Long-Term Investments
Japan	6.3
Norway	2.8
Switzerland	3.2
Taiwan	2.4
United Kingdom	3.6
United States	57.8
100.0

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$19,995,521	$19,764,734	$8,352,749	$28,117,483
The following table summarizes the securities received as collateral for securities lending at June 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	07/11/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.